UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended December 31, 2012

Check here if Amendment:         | |; Amendment Number:

This Amendment (Check only one): | | is a restatement
                                 | | adds new holding entries.

Institutional Manager Filing this Report:

Name:       Rima Senvest Management, L.L.C.

Address:    110 East 55th Street, Suite 1600
            New York, NY 10022

13F File Number: 028-11698

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       George Malikotsis
Title:      Vice President
Phone:      (514) 281-8082

Signature, Place and Date of Signing:


/s/ George Malikotsis             New York, NY              February 14, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   85

Form 13F Information Table Value Total:   $515,316
                                         (thousands)

List of Other Included Managers:

No.   Form 13F File Number    Name
---   --------------------    ----

1.    028-11888               Senvest International L.L.C.

--------
This filing includes assets under the common control of Richard Mashaal as the Managing Member of Rima Senvest Management, L.L.C. and as an employee of Senvest International LLC, whose proprietary portfolio he manages.

                                                             FORM 13F INFORMATION TABLE
                                                            RIMA SENVEST MANAGEMENT LLC
                                                                 DECEMBER 31, 2012
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4         COLUMN 5     COLUMN 6      COLUMN 7      COLUMN 8

                                                           VALUE   SHRS OR    SH/ PUT/ INVESTMENT     OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000) PRN AMT    PRN CALL DISCRETION     MNGRS    SOLE      SHARED NONE
--------------                --------------    -----      ------- -------    --- ---- ----------     -----    ----      ------ ----
ACME PACKET INC               COM               004764106     777      35,110 SH       SHARED-DEFINED  1           35,110
ADVANTAGE OIL & GAS LTD       COM               00765F101     443     136,600 SH       SHARED-DEFINED  1          136,600
AEGEAN MARINE PETROLEUM NETW  SHS               Y0017S102  23,028   4,361,345 SH       SHARED-DEFINED  1        4,361,345
ALTO PALERMO S A              SPONSORED ADR     02151P107     173      11,070 SH       SHARED-DEFINED  1           11,070
ALVARION LTD                  SHS               M0861T100     265     711,108 SH       SHARED-DEFINED  1          711,108
AMERICAN APPAREL INC          COM               023850100     433     429,005 SH       SHARED-DEFINED  1          429,005
APPLE INC                     COM               037833100   2,129       4,000 SH       SHARED-DEFINED  1            4,000
ARCTIC CAT INC                COM               039670104   1,050      31,433 SH       SHARED-DEFINED  1           31,433
ATTUNITY LTD                  SHS NEW           M15332121     999     142,473 SH       SHARED-DEFINED  1          142,473
AUDIOCODES LTD                ORD               M15342104  12,830   3,984,316 SH       SHARED-DEFINED  1        3,984,316
AXCELIS TECHNOLOGIES INC      COM               054540109   3,042   2,204,186 SH       SHARED-DEFINED  1        2,204,186
BALTIC TRADING LIMITED        COM               Y0553W103     526     176,357 SH       SHARED-DEFINED  1          176,357
BANKRATE INC DEL              COM               06647F102     181      14,565 SH       SHARED-DEFINED  1           14,565
BARCLAYS PLC                  ADR               06738E204     504      29,100 SH       SHARED-DEFINED  1           29,100
BIOLINERX LTD                 SPONSORED ADR     09071M106     989     390,850 SH       SHARED-DEFINED  1          390,850
BROOKFIELD RESIDENTIAL PPTYS  COM               11283W104   7,690     428,668 SH       SHARED-DEFINED  1          428,668
CEVA INC                      COM               157210105  10,385     659,378 SH       SHARED-DEFINED  1          659,378
CHESAPEAKE ENERGY CORP        COM               165167107   2,577     155,081 SH       SHARED-DEFINED  1          155,081
CHIMERA INVT CORP             COM               16934Q109     522     200,000 SH       SHARED-DEFINED  1          200,000
CITRIX SYS INC                COM               177376100     656      10,000 SH       SHARED-DEFINED  1           10,000
CLICKSOFTWARE TECHNOLOGIES L  ORD               M25082104     841     100,000 SH       SHARED-DEFINED  1          100,000
COMMTOUCH SOFTWARE LTD        SHS NEW           M25596202     157      50,787 SH       SHARED-DEFINED  1           50,787
CRESUD S A C I F Y A          SPONSORED ADR     226406106   1,110     133,421 SH       SHARED-DEFINED  1          133,421
CUTERA INC                    COM               232109108   2,831     314,502 SH       SHARED-DEFINED  1          314,502
DECKERS OUTDOOR CORP          COM               243537107     604      15,000 SH       SHARED-DEFINED  1           15,000
DEPOMED INC                   COM               249908104  10,817   1,747,480 SH       SHARED-DEFINED  1        1,747,480
DIANA SHIPPING INC            COM               Y2066G104     225      30,830 SH       SHARED-DEFINED  1           30,830
DIGITAL GENERATION INC        COM               25400B108  10,110     926,676 SH       SHARED-DEFINED  1          926,676
DORAL FINL CORP               COM NEW           25811P886   7,270  10,040,540 SH       SHARED-DEFINED  1       10,040,540
DSP GROUP INC                 COM               23332B106   8,324   1,445,172 SH       SHARED-DEFINED  1        1,445,172
EDWARDS GROUP LTD             SPONSORED ADR     281736108      81      13,368 SH       SHARED-DEFINED  1           13,368
FORMFACTOR INC                COM               346375108      56      12,304 SH       SHARED-DEFINED  1           12,304
GAIN CAP HLDGS INC            COM               36268W100     495     121,100 SH       SHARED-DEFINED  1          121,100
GASTAR EXPL LTD               COM NEW           367299203   1,818   1,502,710 SH       SHARED-DEFINED  1        1,502,710
GENWORTH FINL INC             COM CL A          37247D106  36,899   4,913,258 SH       SHARED-DEFINED  1        4,913,258
GEORGIA GULF CORP             COM PAR$0.01 NEW  373200302   5,372     130,127 SH       SHARED-DEFINED  1          130,127
GIVEN IMAGING                 ORD SHS           M52020100   2,249     128,762 SH       SHARED-DEFINED  1          128,762
HOWARD HUGHES CORP            COM               44267D107   2,319      31,756 SH       SHARED-DEFINED  1           31,756
IMMERSION CORP                COM               452521107  25,883   3,767,503 SH       SHARED-DEFINED  1        3,767,503
IRSA INVERSIONES Y REP S A    GLOBL DEP RCPT    450047204   3,260     467,779 SH       SHARED-DEFINED  1          467,779
JOES JEANS INC                COM               47777N101   1,019   1,018,549 SH       SHARED-DEFINED  1        1,018,549
KB HOME                       COM               48666K109   3,492     221,000 SH       SHARED-DEFINED  1          221,000
K-SWISS INC                   CL A              482686102     286      85,099 SH       SHARED-DEFINED  1           85,099
MAXWELL TECHNOLOGIES INC      COM               577767106     842     101,440 SH       SHARED-DEFINED  1          101,440
MELLANOX TECHNOLOGIES LTD     SHS               M51363113   2,375      40,000 SH       SHARED-DEFINED  1           40,000
MERITAGE HOMES CORP           COM               59001A102     265       7,104 SH       SHARED-DEFINED  1            7,104
MISSION WEST PPTYS INC        COM               605203108     977     107,249 SH       SHARED-DEFINED  1          107,249
MORGANS HOTEL GROUP CO        COM               61748W108   1,153     208,164 SH       SHARED-DEFINED  1          208,164
MOSYS INC                     COM               619718109     161      46,297 SH       SHARED-DEFINED  1           46,297
NEOPHOTONICS CORP             COM               64051T100     929     161,768 SH       SHARED-DEFINED  1          161,768
NII HLDGS INC                 CL B NEW          62913F201   1,702     238,748 SH       SHARED-DEFINED  1          238,748
NORTHSTAR RLTY FIN CORP       COM               66704R100  23,188   3,293,738 SH       SHARED-DEFINED  1        3,293,738
NOVA MEASURING INSTRUMENTS L  COM               M7516K103   7,110     890,971 SH       SHARED-DEFINED  1          890,971
ORBOTECH LTD                  ORD               M75253100  10,238   1,208,735 SH       SHARED-DEFINED  1        1,208,735
PACIFIC BIOSCIENCES CALIF IN  COM               69404D108      20      11,500 SH       SHARED-DEFINED  1           11,500
PC-TEL INC                    COM               69325Q105   1,690     234,743 SH       SHARED-DEFINED  1          234,743
PEP BOYS MANNY MOE & JACK     COM               713278109  10,442   1,062,265 SH       SHARED-DEFINED  1        1,062,265
PHH CORP                      COM NEW           693320202   1,088      47,828 SH       SHARED-DEFINED  1           47,828
QUIKSILVER INC                COM               74838C106  27,952   6,577,055 SH       SHARED-DEFINED  1        6,577,055
RADIAN GROUP INC              COM               750236101  59,482   9,735,213 SH       SHARED-DEFINED  1        9,735,213
RADISYS CORP                  COM               750459109     137      45,861 SH       SHARED-DEFINED  1           45,861
RADWARE LTD                   ORD               M81873107  50,835   1,540,445 SH       SHARED-DEFINED  1        1,540,445
RAIT FINANCIAL TRUST          NOTE 7.000% 4/0   749227AA2  23,720  23,500,000 PRN      SHARED-DEFINED  1       23,500,000
RAIT FINANCIAL TRUST          COM NEW           749227609  19,638   3,475,664 SH       SHARED-DEFINED  1        3,475,664
RESOURCE AMERICA INC          CL A              761195205   2,110     316,270 SH       SHARED-DEFINED  1          316,270
RESOURCE CAP CORP             COM               76120W302   8,513   1,520,099 SH       SHARED-DEFINED  1        1,520,099
ROYAL BK SCOTLAND GROUP PLC   SPONS ADR 20 ORD  780097689   1,804     167,156 SH       SHARED-DEFINED  1          167,156
ROYAL BK SCOTLAND GROUP PLC   SP ADR PREF S     780097739   1,745      75,863 SH       SHARED-DEFINED  1           75,863
ROYAL BK SCOTLAND GROUP PLC   ADR PREF SHS Q    780097754   1,604      69,730 SH       SHARED-DEFINED  1           69,730
ROYAL BK SCOTLAND GROUP PLC   ADR PREF SER N    780097770   1,217      54,047 SH       SHARED-DEFINED  1           54,047
SANDISK CORP                  COM               80004C101   2,309      53,075 SH       SHARED-DEFINED  1           53,075
SANFILIPPO JOHN B & SON INC   COM               800422107     185      10,169 SH       SHARED-DEFINED  1           10,169
SCORPIO TANKERS INC           SHS               Y7542C106   3,635     511,296 SH       SHARED-DEFINED  1          511,296
STANDARD PAC CORP NEW         COM               85375C101   3,279     446,126 SH       SHARED-DEFINED  1          446,126
SUPERTEX INC                  COM               868532102   2,443     139,210 SH       SHARED-DEFINED  1          139,210
SYNERON MEDICAL LTD           ORD SHS           M87245102  17,437   2,011,179 SH       SHARED-DEFINED  1        2,011,179
SYNTROLEUM CORP               COM               871630109       4      10,400 SH       SHARED-DEFINED  1           10,400
TASER INTL INC                COM               87651B104     184      20,528 SH       SHARED-DEFINED  1           20,528
TEVA PHARMACEUTICAL INDS LTD  ADR               881624209   2,012      53,883 SH       SHARED-DEFINED  1           53,883
TOLL BROTHERS INC             COM               889478103     673      20,810 SH       SHARED-DEFINED  1           20,810
TOP IMAGE SYSTEMS LTD         ORD               M87896102     993     290,400 SH       SHARED-DEFINED  1          290,400
TWO HBRS INVT CORP            COM               90187B101   7,386     666,645 SH       SHARED-DEFINED  1          666,645
VICOR CORP                    COM               925815102   4,888     901,930 SH       SHARED-DEFINED  1          901,930
VRINGO INC                    COM               92911N104     287     100,000 SH       SHARED-DEFINED  1          100,000
YPF SOCIEDAD ANONIMA          SPON ADR CL D     984245100  13,947     958,590 SH       SHARED-DEFINED  1          958,590

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